Expense Example - Global X Funds - Global X S&P 500 Covered Call ETF - Global X S&P 500 Covered Call ETF Class	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	$ 750